Accounts Receivable (Details) - Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	0.63%	1.26%
Gross carrying amount	$ 17,346,035	$ 9,807,667
Expected credit loss	$ 109,651	$ 123,632
Current to 6 months past due [Member]
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	0.02%	0.01%
Gross carrying amount	$ 16,889,341	$ 9,563,470
Expected credit loss	$ 3,606	$ 617
Over 6 months past due [Member]
Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix [Line Items]
Expected credit loss rate	23.22%	50.38%
Gross carrying amount	$ 456,694	$ 244,197
Expected credit loss	$ 106,045	$ 123,015